Senior Secured Notes (Details Textual) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended		1 Months Ended				3 Months Ended		1 Months Ended
	Mar. 21, 2014	Nov. 12, 2013	May 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014 Subsequent Event [Member]	Mar. 24, 2014 Subsequent Event [Member]	Mar. 21, 2014 Lambda Investors LLC [Member]	Nov. 12, 2013 Lambda Investors LLC [Member]	Mar. 31, 2014 Lambda Investors LLC [Member]	Dec. 31, 2013 Lambda Investors LLC [Member]	Nov. 12, 2013 Lambda Investors LLC [Member] Senior Notes [Member]	Feb. 04, 2013 Lambda Investors LLC [Member] Senior Notes [Member] Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount														$ 1,500,000	$ 1,300,000
Debt instrument, interest rate, stated percentage														12.00%	12.00%
Debt instrument, maturity date														May 12, 2014	Aug. 04, 2013
Percentage of sourcing fees										8.00%				8.00%	8.00%
Transaction fees														120,000	104,000
Legal fees		75,000									75,000				50,000
Proceeds from issuance of common stock	2,100,000			2,013,000	2,771,000	2,771,000	0	2,100,000	2,100,000
Proceeds from other debt								1,500,000	1,500,000
Accrued Interest Issued To Investors								61,000	61,000
Amortization of debt discount (premium)			204,000			53,000					195,000	142,000	53,000
Repayments Of Accrued Interest On Senior Secured Note		$ 61,000	$ 46,800							$ 61,000